Note 15 - Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
As at	April 30, 2022		October 31, 2021
	Book	Fair	Book	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash and cash equivalents	$198,157	$198,157	$271,523	$271,523
Loans	2,450,276	2,485,663	2,103,050	2,118,636
Other financial assets	3,750	3,750	3,596	3,596

Liabilities

Deposits	$2,124,916	$2,011,585	$1,853,204	$1,860,332
Subordinated notes payable	98,410	100,940	95,272	97,910
Other financial liabilities	124,468	124,468	130,657	130,657